NOTES TO THE CONSOLIDATED IN FINANCIAL STATEMENTS (Details Narrative)																										1 Months Ended		3 Months Ended				11 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) Integer shares		Dec. 30, 2025 USD ($) shares	Dec. 06, 2025 shares	Oct. 30, 2025 shares	Oct. 01, 2025 USD ($)	Sep. 30, 2025 USD ($) Integer shares		Sep. 29, 2025 USD ($) shares	Sep. 25, 2025 shares	Sep. 24, 2025 shares	Sep. 23, 2025 USD ($)	Aug. 25, 2025 USD ($) Integer $ / shares shares		Aug. 01, 2025 USD ($) $ / shares shares	Jul. 01, 2025 USD ($)	Jun. 09, 2025 shares	Jun. 02, 2025 shares	Apr. 22, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 18, 2025 shares	Nov. 29, 2024 shares	Oct. 31, 2024 USD ($) shares	Sep. 24, 2024 shares	Aug. 20, 2024 USD ($)	Oct. 31, 2025 shares	May 31, 2022 USD ($) ft²	Dec. 31, 2025 USD ($) Integer		Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Aug. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer		Sep. 30, 2025 USD ($) Integer shares		Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2024 USD ($)		Aug. 21, 2025 USD ($) $ / shares	Mar. 27, 2025	Mar. 10, 2025	Dec. 12, 2024 USD ($)	Sep. 30, 2023 USD ($)
Accounts receivable	$ 1,385,960						$ 57,365																					$ 1,385,960					$ 1,385,960		$ 57,365			$ 3,450,141
Accounts receivable, net	1,385,960						55,258																					1,385,960					1,385,960		55,258
Accounts receivable, allowance for credit losses							$ 2,107																												2,107			3,450,141
Lease cost																												594		¥ 4,167					594		¥ 4,167
Income from rent																																						161,672
Amortization expense																												$ 837							$ 80,550			30,000
Crypto assets, number of units | Integer	730						500																					730					730		500
Cost of crypto asset	$ 63,978,821						$ 55,000,000																					$ 63,978,821					$ 63,978,821		$ 55,000,000
Accounts payable current	1,788,527						429,322																					1,788,527					1,788,527		429,322			1,098,582
Other liabilities	353,256																											353,256					353,256
Compensation and benefits, severance payments	1,435,271																											1,435,271					1,435,271
Accrued liabilities	1,072,282						1,034,822																					1,072,282					1,072,282		1,034,822
Other accrued expenses																																	756,620		756,621
Employee compensation payable	315,662						277,988																					315,662					315,662		277,988
Unconverted convertible notes							1,838,041																												1,838,041			1,382,844
Conversion to common stock																							$ 1,396,813					1,838,041							$ 13,382,030			620,000
Principal amount																									$ 1,300,000																		$ 10,000,000
Convertible Debt, Fair Value Disclosures																																						82,844
NUmber of shares issued | shares					8,333,333										3,683,333																				1,459,388		1,459,388
Other current liabilities	4,346,146						22,250,590																					4,346,146					4,346,146		$ 22,250,590			586,173
Advances received for equity subscriptions	160,066	[1]					18,134,657	[1]																				160,066	[1]				160,066	[1]	18,134,657	[1]		159,657	[2]
Litigation settlement																												222,062							222,062
Professional fees payable																$ 3,663,269																			3,663,269
Sale of stock transaction																Bitcoin-related asset transaction with a total transaction value of $55.0 million
Professional service fees payable	3,333,579	[3]					3,663,269	[3]																				3,333,579	[3]				3,333,579	[3]	3,663,269	[3]			[4]
Tax payable	2,398,303						1,314,686																					2,398,303					2,398,303		1,314,686
Operating expenses																												2,079,989			$ 1,517,758				4,419,331			6,425,572
Personnel costs																												1,209,580			632,600				1,092,756			1,800,817
Selling and marketing expense																												77,811			6,784				1,101,374			580,841
Depreciation and amortization																												14,109			49,003				81,456			88,575
Professional fees						$ 189,689.85																						706,157			711,706				1,781,053			2,889,165
Travel expenses																												27,682			42,258				117,214			22,612
Office expenses																												34,387			51,954				206,961			424,495
Other operating expenses																												10,264			37,020				38,517			249,855
Selling and marketing expense																												(77,811)			(6,784)				(1,101,374)			(580,841)
Other income																												76,102			9,047				474,954			532,593
Other expenses																												$ 7,206			$ 43,017				$ 309,121			665,795
Other expenses description																												primarily attributable to the cost expenditures corresponding to other income		primarily attributable to the cost expenditures corresponding to other income	primarily included financing expense and other factors				primarily attributable to an accrued litigation provision of $222,062		primarily attributable to an accrued litigation provision of $222,062
Statutorty tax rates																												25.00%		25.00%
Income tax description																												first HK$2 million of assessable profits are taxed at 8.25%, and profits in excess of HK$2 million are taxed at 16.5%. DZR Tech Limited did not generate taxable income for the three months ended December 31, 2025, and therefore no provision for Hong Kong profits tax was recorded.		first HK$2 million of assessable profits are taxed at 8.25%, and profits in excess of HK$2 million are taxed at 16.5%. DZR Tech Limited did not generate taxable income for the three months ended December 31, 2025, and therefore no provision for Hong Kong profits tax was recorded.					first HK$2 million of assessable profits are taxed at 8.25%, and profits in excess of HK$2 million are taxed at 16.5%. DZR Tech Limited did not generate taxable income for the years ended September 30, 2025 and 2024, and therefore no provision for Hong Kong profits tax was recorded		first HK$2 million of assessable profits are taxed at 8.25%, and profits in excess of HK$2 million are taxed at 16.5%. DZR Tech Limited did not generate taxable income for the years ended September 30, 2025 and 2024, and therefore no provision for Hong Kong profits tax was recorded
Assets held for sale																																						214,709
Impairment charge																																						203,973
Proceeds from sale of assets																																			10,736
Property and equipment asset impairment																																						203,973
Property and equipment disposals																																						178,200
Crypto asset, fair value	$ 63,978,821						$ 57,024,465																					$ 63,978,821			$ 57,024,465		63,978,821		$ 57,024,465
Shares issued on consideration | shares	416,667		8,333,333				1,459,388		29,187,764
Shares issued on consideration, value	$ 2,000,000		$ 2,000,000				$ 13,382,030		$ 13,382,030
Shares, Issued | shares							7,880,438																												7,880,438
Minority interest	$ 811,070						$ 795,217								$ 823,146				$ 53	$ 19,374								811,070					811,070		$ 795,217
Loss on acquisition												$ 113			1,859,071				45	$ 20,164															20,210
Acquire businesses															$ 179,182				$ 98
Share Price | $ / shares															$ 0.23
Total consideration												$ 100			$ 856,743													2,000,000			1,382,844				13,382,030			1,897,113
Goodwill impairment
Goodwill							1,859,184																												1,859,184
Short-term debt							447,164																												447,164
Fair value adjustment																									82,844
Contract liabilities							105,653																												105,653
Contract liability							25,988																												25,988
Contract liability non current							10,000																												10,000
Professional fees																																			1,836,731
Insurance expenses																																						366,164
Taxes																																						3,048
Other income																																			404,719
Investment income loss																																						1,092,169
Other expenses description																																			primarily attributable to administrative expenses of $515,212		primarily attributable to administrative expenses of $515,212
Income tax expense																																			$ 3,095
Net operating losses																																			4,887,460			8,972,735
Subsequent Event [Member]
NUmber of shares issued | shares					8,333,333
Shares issued on consideration | shares				1,000,000
Zhongyan Shangyue Technology Co., Ltd [Member]
Equity Method Investment, Ownership Percentage																																									51.00%	51.00%
Xilin Online Beijing Ecommerce Co Ltd [Member]
Business acquistion percentage																				51.00%
Business combination assets																				$ 39,538
Xilin Online Beijing Ecommerce Co [Member]
Business acquistion percentage																				49.00%
Shanghai Huomao Cultural Development Co., Ltd [Member]
Business acquistion percentage																			51.00%
Shanghai Huomao Cultural Development Co Limited [Member]
Business acquistion percentage																			49.00%
Braincon Limited And Its Subsidiaries Acquisition [Member]
Business acquistion percentage												100.00%
Business combination assets												$ 13
Braincon Limited [Member]
Goodwill impairment							$ 113																												113
Sunflower Tech Limited [Member]
Professional fees																																			1,136,096
Zhongyan Shangyue Technology Co., Ltd [Member]
Professional fees																																			$ 700,635
Private Placement [Member]
Shares issued on consideration | shares	3,595,000		71,900,000				7,880,438		157,608,769								6,000,000	6,000,000			19,457,618	1,396,813	1,396,813	3,508,769
Shares issued on consideration, value	$ 16,177,500		$ 16,177,500				$ 36,390,443		$ 36,390,443
Share Price | $ / shares													$ 0.25	[5]																										$ 0.24
CANADA
Lease expiration date																											Jan. 31, 2023								Aug. 14, 2026		Aug. 14, 2026
Income from rent																											$ 8,451
UNITED STATES
Statutorty tax rates																																			21.00%		21.00%
CHINA
Statutorty tax rates																																			25.00%		25.00%
C I M G Inc And Wewin [Member]
Statutorty tax rates																												21.00%		21.00%
Convertible Bond Purchase Agreement [Member]
Principal amount																																								$ 4,000,000
Conversion price | $ / shares																																								$ 0.24
Kim's Subscription [Member]
Advances received for equity subscriptions	129,662.80						159,657																					$ 129,662.80					129,662.80		$ 159,657
Kenji Subscription [Member]
Advances received for equity subscriptions	29,994.20																											29,994.20					29,994.20
Jiang Shelei Subscription [Member]
Advances received for equity subscriptions	100																											100					100
Beijing Fukesi Technology Co Ltd Subscription [Member]
Advances received for equity subscriptions	$ 308.69																											308.69					$ 308.69
Advisory Services Agreement [Member]
Professional fees payable																$ 3,333,579
Sale of stock transaction																Bitcoin-related asset transaction with a total transaction value of $55.0 million
Securities Purchase Agreement [Member] | Private Placement [Member]
Crypto assets, number of units | Integer													500
Shares issued on consideration | shares										600,000,000	200,000,000		220,000,000
Shares issued price per share | $ / shares													$ 0.25
Shares issued on consideration, value													$ 55,000,000
Shares, Issued | shares													148,100,000
Stock Issued During Period, Shares, Other | shares													71,900,000													71,900,000
Business Cooperation Intent Agreement [Member] | Zhongyan Shangyue Technology Co., Ltd [Member]
Equity Method Investment, Ownership Percentage															51.00%
Subscription Funds from Bitcoin [Member]
Advances received for equity subscriptions							17,975,000																												17,975,000
Investor [Member]
NUmber of shares issued | shares																					19,457,618
Nonrelated Party [Member]
Conversion to common stock																																			11,207,810			620,000
Principal amount																									1,000,000																		8,145,000
Debt carrying value							1,999,962																												$ 1,999,962
Debt converted to shares | shares																																			8,333,333		8,333,333
Fair value adjustment																																						63,624
Related Party [Member]
Conversion to common stock																												1,838,041							2,174,220
Principal amount																									$ 300,000																		$ 1,855,000
Fair value adjustment																																						$ 19,220
Mr Kim [Member]
Short-term debt							343,326																												343,326
Social E Commerce Co Ltd [Member]
Short-term debt							$ 103,838																												103,838
Beijing China Office Space [Member]
Lease cost																												$ 2,341		¥ 16,425
Lease expiration date																												Mar. 31, 2026		Mar. 31, 2026
Delray Beach Florida Principal Office [Member]
Income from rent																																$ 3,500
Wuxi China Office Space [Member]
Lease cost																												$ 14,251		¥ 100,000
Lease expiration date																												Mar. 18, 2027		Mar. 18, 2027
Boca Raton Florida Office Space [Member]
Income from rent																												$ 2,500
Henan China Office Space [Member]
Lease cost																												$ 14,006		¥ 98,280
Lease expiration date																												Aug. 14, 2026		Aug. 14, 2026
Income from rent																												$ 1,167		¥ 8,190
Additional Lease Area [Member] | CANADA
Income from rent																											$ 2,514
Lessee, Operating Sublease, Option to Extend																											leased an additional
Area of Land | ft²																											1,796
Principal Office Space Located at 9127 Long Lake Palm [Member]
Lease cost																																			2,301		¥ 16,425
Income from rent																																			2,500
Principal Office Space Located At 16097 Poppyseed Cir [Member]
Income from rent																																$ 3,500
Principal Office Space Located At Henan China Office Space [Member]
Lease cost																																			13,804		98,280
Income from rent																																			$ 1,150		¥ 8,190

[1]	Advances received for equity subscriptions
[2]	Advances received for equity subscriptions
[3]	Professional service fees payable – Bitcoin transaction
[4]	Professional service fees payable – Bitcoin transaction
[5]	On July 1, 2025, the Company entered into a consulting agreement with a consulting firm providing for total professional fees of $